Dividends - Summary of Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Dividends Paid and Proposed [abstract]
Final (declared for previous year) (in dollars per share)	$ 1.144	$ 1.040	$ 0.945
Interim (in dollars per share)	0.586	0.532	0.483
Dividends paid (in dollars per share)	$ 1.730	$ 1.572	$ 1.428
Final (declared for previous year)	$ 180	$ 172	$ 166
Interim	90	87	79
Dividends paid	$ 270	$ 259	$ 245